Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands		12 Months Ended
	Jan. 14, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Summary of significant accounting policies [Line Items]
Cash and cash equivalents		$ 18,481	$ 75,317
Net working capital		(26,115)
Net cash (used in) provided by operating activities - continuing operations		$ (45,503)	$ (875)	$ 740
Entity Number of Employees		371	505
Severance Costs		$ 6,375	$ 3,484	4,527
Cash equivalents, at carrying value		0	$ 0
Finite-Lived Intangible Asset, Useful Life			10 months 2 days
Transaction-related costs		304	$ 0	19,288
Advertising expense		3,682	3,711	7,208
Accrued Severance		$ 293	$ 547	$ 0
Three Years
Summary of significant accounting policies [Line Items]
Standard product warranty, duration		3 years
Five Years
Summary of significant accounting policies [Line Items]
Standard product warranty, duration		5 years
Seven Years
Summary of significant accounting policies [Line Items]
Standard product warranty, duration		7 years
Minimum
Summary of significant accounting policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		2 years
Minimum | Internal use software
Summary of significant accounting policies [Line Items]
Estimated Useful Life		3 years
Maximum
Summary of significant accounting policies [Line Items]
Finite-Lived Intangible Asset, Useful Life		10 years
Maximum | Internal use software
Summary of significant accounting policies [Line Items]
Estimated Useful Life		5 years
Related Party | Subsequent Event
Summary of significant accounting policies [Line Items]
Maximum Revolving Cap on Initial Payment Responsibility	$ 50,000
Annual Interest Percentage on Outstanding Amount per Agreement	0.03
Contract Reimbursement Time Period	365 days
Term Of Contract	3 years
Contract Renewal Term	1 year